UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 67.4%
AUSTRALIA 2.3%
PIPELINES—C-CORP 0.4%
APA Group(a)	100,770	$693,106

REAL ESTATE 1.6%
DIVERSIFIED 0.2%
Ingenia Communities Group	1,230,668	370,249

RETAIL 1.1%
Novion Property Group(a)	328,854	626,457
Scentre Group(a)	106,387	302,228
Westfield Corp.(a)	199,776	1,447,799
		2,376,484
SELF STORAGE 0.3%
National Storage REIT(a)	523,466	636,111
TOTAL REAL ESTATE		3,382,844

TOLL ROADS 0.3%
Transurban Group(a)	88,774	642,801
TOTAL AUSTRALIA		4,718,751

BERMUDA 0.2%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(b)	40,758	500,508

BRAZIL 0.7%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.6%
BRF SA, ADR (USD)	56,100	1,109,658

REAL ESTATE—RETAIL 0.1%
BR Malls Participacoes SA	49,109	260,659
TOTAL BRAZIL		1,370,317

CANADA 3.4%
DIVERSIFIED 0.3%
AltaGas Ltd.	19,414	647,772

ENERGY—OIL & GAS 0.2%
Suncor Energy	14,364	419,732

MATERIALS 1.5%
CHEMICALS 0.7%
Potash Corp. of Saskatchewan (USD)	43,700	1,409,325

METALS & MINING 0.8%
Barrick Gold Corp. (USD)	41,052	449,930

	Number of Shares	Value
First Quantum Minerals Ltd.	46,400	$562,346
Goldcorp (USD)	18,323	332,013
Lundin Mining Corp.(b)	89,100	359,481
		1,703,770
TOTAL MATERIALS		3,113,095

PIPELINES—C-CORP 1.3%
Enbridge	30,594	1,474,686
TransCanada Corp.	32,622	1,394,977
		2,869,663
REAL ESTATE—DIVERSIFIED 0.1%
Pure Industrial Real Estate Trust	33,722	134,457
TOTAL CANADA		7,184,719

CHINA 0.5%
GAS DISTRIBUTION 0.3%
Towngas China Co., Ltd. (Cayman Islands) (HKD)(a)	593,000	542,500

REAL ESTATE—RESIDENTIAL 0.2%
China Vanke Co. Ltd., Class H (HKD)(a),(b)	167,600	394,614
TOTAL CHINA		937,114

FRANCE 3.2%
COMMUNICATIONS—SATELLITES 0.3%
Eutelsat Communications(a)	19,346	641,731

ENERGY—OIL & GAS 1.0%
Total SA(a)	43,370	2,155,793

RAILWAYS 0.6%
Groupe Eurotunnel SA(a)	83,208	1,192,873

REAL ESTATE 1.3%
DIVERSIFIED 0.5%
Fonciere des Regions(a)	6,522	645,833
Gecina SA(a)	2,395	323,926
		969,759
RETAIL 0.8%
Klepierre(a)	34,660	1,702,018
TOTAL REAL ESTATE		2,671,777
TOTAL FRANCE		6,662,174

	Number of Shares	Value
GERMANY 1.8%
MATERIALS—METALS & MINING 0.2%
ThyssenKrupp AG(a)	13,900	$363,905

REAL ESTATE 1.6%
OFFICE 0.3%
Alstria Office REIT AG(a),(b)	43,087	605,609

RESIDENTIAL 1.2%
Deutsche Annington Immobilien SE(a)	13,456	453,435
Deutsche Wohnen AG(a)	56,575	1,447,005
LEG Immobilien AG(a),(b)	8,026	636,663
		2,537,103
RETAIL 0.1%
Deutsche Euroshop AG(a)	6,586	327,085
TOTAL REAL ESTATE		3,469,797
TOTAL GERMANY		3,833,702

HONG KONG 2.3%
ELECTRIC—REGULATED ELECTRIC 0.3%
Power Assets Holdings Ltd.(a)	69,500	706,314

ENERGY—OIL & GAS 0.1%
CNOOC Ltd.(a)	112,200	158,062

MARINE PORTS 0.3%
Cosco Pacific Ltd. (Bermuda)(a)	440,000	574,084

REAL ESTATE 1.6%
DIVERSIFIED 0.8%
Champion REIT	996,000	475,347
New World Development Co., Ltd.(a)	530,000	615,134
Wharf Holdings Ltd.(a)	95,000	661,956
		1,752,437
OFFICE 0.5%
Hongkong Land Holdings Ltd. (USD)	126,000	951,300

RETAIL 0.3%
Link REIT(a)	97,000	596,532
TOTAL REAL ESTATE		3,300,269
TOTAL HONG KONG		4,738,729

	Number of Shares	Value
IRELAND 0.1%
REAL ESTATE—DIVERSIFIED
Hibernia REIT PLC	147,835	$185,983

ITALY 0.6%
COMMUNICATIONS—TOWERS
Ei Towers S.p.A.(b)	10,281	548,089
RAI Way S.p.A.(b)	172,730	742,912
TOTAL ITALY		1,291,001

JAPAN 5.4%
CONSUMER—NON-CYCLICAL 0.2%
NH Foods Ltd.(a)	16,900	389,437

ELECTRIC—INTEGRATED ELECTRIC 0.3%
Electric Power Development Co., Ltd.(a)	15,700	528,887

GAS DISTRIBUTION 0.4%
Tokyo Gas Co., Ltd.(a)	120,000	754,408

INDUSTRIAL—MACHINERY 0.4%
Kubota Corp.(a)	52,800	834,182

MATERIALS—METALS & MINING 0.3%
JFE Holdings(a)	8,400	185,414
Nippon Steel & Sumitomo Metal Corp.(a)	181,200	455,610
		641,024
RAILWAYS 0.3%
West Japan Railway Co.(a)	13,700	718,296

REAL ESTATE 3.5%
DIVERSIFIED 1.6%
Mitsubishi Estate Co., Ltd.(a)	18,000	417,455
Mitsui Fudosan Co., Ltd.(a)	79,000	2,320,072
Sumitomo Realty & Development Co., Ltd.(a)	17,000	612,023
		3,349,550
INDUSTRIAL 0.5%
GLP J-REIT(a)	460	476,252
Hulic Co., Ltd.(a)	43,800	492,138
		968,390
OFFICE 1.0%
Hulic REIT(a)	351	539,410
Nippon Building Fund(a)	170	835,128

	Number of Shares	Value
Nomura Real Estate Office Fund(a)	134	$650,853
		2,025,391
RETAIL 0.4%
AEON Mall Co., Ltd.(a)	47,700	944,608
TOTAL REAL ESTATE		7,287,939
TOTAL JAPAN		11,154,173

JERSEY 0.6%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)(a)	275,700	1,163,933

LUXEMBOURG 0.1%
MATERIALS—METALS & MINING
ArcelorMittal SA(a)	18,400	172,640

MEXICO 0.4%
AIRPORTS 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10,118	663,134

REAL ESTATE—OFFICE 0.1%
Concentradora Fibra Danhos SA de CV	90,174	215,185
TOTAL MEXICO		878,319

NETHERLANDS 0.3%
DIVERSIFIED 0.1%
Nieuwe Steen Investments NV(a)	47,974	215,915

RETAIL 0.2%
Wereldhave NV(a)	4,671	313,878
TOTAL NETHERLANDS		529,793

NORWAY 0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.2%
Marine Harvest ASA(a)	36,470	417,822

MATERIALS—CHEMICALS 0.2%
Yara International ASA(a)	10,100	512,806
TOTAL NORWAY		930,628

RUSSIA 0.4%
ENERGY—OIL & GAS 0.1%
Gazprom OAO, ADR(a)	38,500	181,230
Lukoil OAO, ADR(a)	2,600	120,168
		301,398

	Number of Shares	Value
MATERIALS 0.3%
CHEMICALS 0.1%
Uralkali OJSC (USD)(a)	14,300	$190,436

METALS & MINING 0.2%
MMC Norilsk Nickel OJSC, ADR (USD)(a)	24,500	436,725
TOTAL MATERIALS		627,161
TOTAL RUSSIA		928,559

SINGAPORE 1.0%
CONSUMER STAPLES—FOOD PRODUCTS 0.2%
Golden Agri-Resources Ltd.(a)	323,700	100,172
Wilmar International Ltd.(a)	115,500	274,195
		374,367
REAL ESTATE 0.8%
DIVERSIFIED 0.5%
Capitaland Ltd.(a)	165,000	430,084
City Developments Ltd.(a)	78,696	576,817
		1,006,901
INDUSTRIALS 0.3%
Global Logistic Properties Ltd.(a)	393,000	758,527
TOTAL REAL ESTATE		1,765,428
TOTAL SINGAPORE		2,139,795

SOUTH KOREA 0.0%
MATERIALS—METALS & MINING
POSCO(a)	330	72,127

SPAIN 1.3%
AIRPORTS 0.3%
Aena SA(b)	4,876	490,266

GAS DISTRIBUTION 0.4%
Enagas SA(a)	30,713	878,234

REAL ESTATE—DIVERSIFIED 0.1%
Hispania Activos Inmobiliarios SA(a),(b)	10,868	143,200
Lar Espana Real Estate Socimi SA(a),(b)	10,773	124,003
		267,203
TOLL ROADS 0.5%
Ferrovial SA(a)	46,074	979,628
TOTAL SPAIN		2,615,331

	Number of Shares	Value
SWEDEN 0.2%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter AB(a),(b)	21,126	$481,765

SWITZERLAND 0.9%
AIRPORTS 0.3%
Flughafen Zuerich AG(a)	828	651,465

MATERIALS—CHEMICALS 0.6%
Syngenta AG(a)	3,300	1,121,104
TOTAL SWITZERLAND		1,772,569

UNITED KINGDOM 6.8%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.4%
Associated British Foods PLC(a)	18,600	776,236

ELECTRIC—REGULATED ELECTRIC 0.2%
National Grid PLC(a)	39,334	505,680

ENERGY 1.6%
INTEGRATED OIL & GAS 1.1%
Royal Dutch Shell PLC(a)	69,691	2,170,895

OIL & GAS 0.5%
BP PLC(a)	171,400	1,111,042
TOTAL ENERGY		3,281,937

MATERIALS—METALS & MINING 1.2%
Anglo American PLC(a)	40,400	603,373
BHP Billiton PLC(a)	88,929	1,951,574
		2,554,947
REAL ESTATE 2.8%
DIVERSIFIED 1.4%
Hammerson PLC(a)	129,875	1,279,029
Helical Bar PLC	77,513	453,320
Land Securities Group PLC(a)	64,170	1,191,333
		2,923,682
INDUSTRIALS 0.2%
Segro PLC(a)	68,699	424,230

OFFICE 0.4%
Derwent London PLC(a)	16,897	856,306

SELF STORAGE 0.8%
Big Yellow Group PLC(a)	88,344	848,754

	Number of Shares	Value
Safestore Holdings Ltd. (USD)(a)	189,689	$822,741
		1,671,495
TOTAL REAL ESTATE		5,875,713

WATER—WATER UTILITIES 0.6%
Pennon Group PLC(a)	52,526	641,563
United Utilities Group PLC(a)	45,054	622,974
		1,264,537
TOTAL UNITED KINGDOM		14,259,050

UNITED STATES 34.5%
COMMUNICATIONS—TOWERS 1.6%
American Tower Corp.	15,783	1,485,970
Crown Castle International Corp.	14,717	1,214,741
SBA Communications Corp., Class A(b)	6,091	713,256
		3,413,967
CONSUMER STAPLES—FOOD PRODUCTS 0.3%
Pinnacle Foods	18,000	734,580

CONSUMER—NON-CYCLICAL 2.1%
AGRICULTURE 1.5%
Archer-Daniels-Midland Co.	29,800	1,412,520
Bunge Ltd.	19,720	1,624,139
		3,036,659
FOOD PRODUCTS 0.6%
Ingredion	2,200	171,204
Tyson Foods, Class A	28,200	1,080,060
		1,251,264
TOTAL CONSUMER—NON-CYCLICAL		4,287,923

DIVERSIFIED 0.4%
Macquarie Infrastructure Co LLC	9,749	802,245

ELECTRIC—REGULATED ELECTRIC 1.2%
CMS Energy Corp.	22,624	789,804
Duke Energy Corp.	15,555	1,194,313
Edison International	9,794	611,831
		2,595,948

	Number of Shares	Value
ENERGY 2.1%
OIL & GAS 1.6%
Anadarko Petroleum Corp.	5,833	$483,031
Chevron Corp.	5,100	535,398
ConocoPhillips	2,864	178,312
Exxon Mobil Corp.	20,600	1,751,000
Phillips 66	3,600	282,960
		3,230,701
OIL & GAS EQUIPMENT & SERVICES 0.5%
Halliburton Co.	25,600	1,123,328
TOTAL ENERGY		4,354,029

FINANCIAL—BANKS 0.2%
FCB Financial Holdings, Class A(b)	13,605	372,369

GAS DISTRIBUTION 1.1%
Atmos Energy Corp.	14,511	802,459
Sempra Energy	14,313	1,560,403
TOTAL GAS DISTRIBUTION		2,362,862

GOLD 4.7%
iShares Gold Trust ETF(b)	851,900	9,754,255

MATERIALS 2.7%
CHEMICALS 1.7%
CF Industries Holdings	2,700	765,936
Monsanto Co.	18,500	2,081,990
Mosaic Co. (The)	15,000	690,900
		3,538,826
METALS & MINING 1.0%
Alcoa	29,800	385,016
Freeport-McMoRan Copper & Gold	30,950	586,503
Newmont Mining Corp.	10,300	223,613
Southern Copper Corp.	15,000	437,700
Stillwater Mining Co.(b)	28,000	361,760
		1,994,592
TOTAL MATERIALS		5,533,418

PIPELINES 2.7%
PIPELINES—C-CORP 1.5%
Kinder Morgan	38,205	1,606,902

	Number of Shares	Value
Williams Cos. (The)	30,156	$1,525,592
		3,132,494
PIPELINES—MLP 1.2%
Dominion Midstream Partners LP	18,252	757,640
Energy Transfer Equity LP	17,400	1,102,464
EQT Midstream Partners LP	7,716	599,225
		2,459,329
TOTAL PIPELINES		5,591,823

RAILWAYS 0.4%
Union Pacific Corp.	8,538	924,751

REAL ESTATE 14.6%
DIVERSIFIED 1.0%
Gramercy Property Trust	17,527	491,983
Vornado Realty Trust	14,361	1,608,432
		2,100,415
HEALTH CARE 1.5%
Health Care REIT	23,519	1,819,430
Omega Healthcare Investors	17,591	713,667
Physicians Realty Trust	35,628	627,409
		3,160,506
HOTEL 1.2%
Extended Stay America	47,552	928,690
Host Hotels & Resorts	44,420	896,396
La Quinta Holdings(b)	25,696	608,481
		2,433,567
INDUSTRIALS 0.2%
STAG Industrial	21,282	500,553

OFFICE 2.7%
BioMed Realty Trust	43,239	979,796
Douglas Emmett	28,752	857,097
Empire State Realty Trust, Class A	16,541	311,136
Equity Commonwealth	21,735	577,064
Kilroy Realty Corp.	12,825	976,880
SL Green Realty Corp.	14,575	1,871,139
		5,573,112

	Number of Shares	Value
RESIDENTIAL 4.2%
APARTMENT 3.7%
American Homes 4 Rent, Class A	53,371	$883,290
Apartment Investment & Management Co.	21,630	851,357
Education Realty Trust	11,067	391,551
Equity Residential	37,456	2,916,324
Home Properties	6,970	482,951
Monogram Residential Trust	33,478	312,015
Starwood Waypoint Residential Trust	29,427	760,688
UDR	29,679	1,009,976
		7,608,152
MANUFACTURED HOME 0.5%
Sun Communities	16,196	1,080,597
TOTAL RESIDENTIAL		8,688,749

SELF STORAGE 1.7%
CubeSmart	27,669	668,206
Extra Space Storage	19,529	1,319,575
Public Storage	7,867	1,550,900
		3,538,681
SHOPPING CENTERS 2.1%
COMMUNITY CENTER 0.7%
DDR Corp.	66,020	1,229,292
Regency Centers Corp.	4,612	313,801
		1,543,093
FREE STANDING 0.3%
Spirit Realty Capital	46,360	560,029

REGIONAL MALL 1.1%
General Growth Properties	3,129	92,462
Macerich Co. (The)	7,342	619,151
Simon Property Group	8,554	1,673,504
		2,385,117
TOTAL SHOPPING CENTERS		4,488,239
TOTAL REAL ESTATE		30,483,822

SHIPPING 0.4%
Teekay Corp. (Marshall Islands)	17,503	815,115
TOTAL UNITED STATES		72,027,107
TOTAL COMMON STOCK (Identified cost—$135,697,548)		140,548,787

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 3.6%
NETHERLANDS 1.0%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.50% (USD)	28,600	$737,022
MULTI-LINE—FOREIGN 0.6%
ING Groep N.V., 7.05% (USD)	18,000	462,600
ING Groep N.V., 7.375% (USD)	34,162	879,672
		1,342,272
TOTAL NETHERLANDS		2,079,294

UNITED KINGDOM 0.7%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)	31,000	813,750
Barclays Bank PLC, 7.75%, Series IV (USD)	20,000	520,800
National Westminster Bank PLC, 7.76%, Series C (USD)	5,468	142,168
TOTAL UNITED KINGDOM		1,476,718

UNITED STATES 1.9%
BANKS 0.3%
Countrywide Capital IV, 6.75%, due 4/1/33	7,323	187,176
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)	16,000	420,000
		607,176
ELECTRIC—INTEGRATED 0.8%
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)	16,031	1,610,615

INSURANCE 0.8%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	16,860	1,697,065
TOTAL UNITED STATES		3,914,856
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$7,463,991)		7,470,868

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 1.9%
UNITED KINGDOM 0.2%
BANKS—FOREIGN
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (USD)	400,000	$451,973

UNITED STATES 1.7%
BANKS 0.4%
Bank of America Corp., due 11/21/16, Series L	750,000	750,316

PIPELINES 0.4%
Enterprise Products Operating LP, 8.375%, due 8/1/66	750,000	790,560

REAL ESTATE 0.9%
DIVERSIFIED 0.4%
Select Income REIT, 2.85%, due 2/1/18	900,000	908,302

FINANCE 0.5%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, due 2/6/17	1,000,000	972,000
TOTAL REAL ESTATE		1,880,302
TOTAL UNITED STATES		3,421,178
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$3,915,532)		3,873,151

	Principal Amount
CORPORATE BONDS 2.9%
GERMANY 0.1%
BANKS
Dresdner Bank AG/New York NY, 7.25%, due 9/15/15 (USD)	$215,000	220,300

ITALY 0.2%
INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 5.25%, due 10/1/15 (USD)	500,000	509,595

UNITED STATES 2.6%
BANKS 0.4%
Capital One Financial Corp., 6.15%, due 9/1/16	700,000	746,071

COMMUNICATIONS 0.4%
American Tower Corp., 7.00%, due 10/15/17	750,000	845,181

	Principal Amount	Value
REAL ESTATE 1.5%
DIVERSIFIED 0.1%
Duke Realty LP, 5.95%, due 2/15/17	$169,000	$182,677

FINANCE 0.5%
iStar Financial, 4.00%, due 11/1/17	530,000	525,362
iStar Financial, 3.875%, due 7/1/16	150,000	151,125
Reckson Operating Partnership LP, 6.00%, due 3/31/16	300,000	314,017
		990,504
HEALTH CARE 0.3%
HCP, 6.30%, due 9/15/16, Series MTN	600,000	643,651

RESIDENTIAL—APARTMENT 0.1%
UDR, 5.25%, due 1/15/16, Series MTN	200,000	206,471

SHOPPING CENTER—COMMUNITY CENTER 0.5%
DDR Corp., 9.625%, due 3/15/16	1,000,000	1,078,832
TOTAL REAL ESTATE		3,102,135

TELECOMMUNICATION SERVICES 0.3%
Embarq Corp., 7.082%, due 6/1/16	650,000	689,677
TOTAL UNITED STATES		5,383,064
TOTAL CORPORATE BONDS (Identified cost—$6,113,494)		6,112,959

	Number of Contracts
PURCHASED OPTION CONTRACTS 0.1%
S&P 500 Index, Put, USD Strike Price 2,100, expires 6/30/15	30	237,000
TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$201,991)		237,000

Number of Shares
SHORT-TERM INVESTMENTS 22.7%
MONEY MARKET FUNDS 1.2%
State Street Institutional Treasury Money Market Fund, 0.00%(c),(d)	2,500,000	2,500,000

		Principal Amount	Value
U.S. TREASURY BILLS 21.5%
U.S. Treasury Bills, 0.015%, due 4/9/15(d),(e),(f)		$24,500,000	$24,499,918
U.S. Treasury Bills, 0.02%, due 4/23/15(d),(e)		20,400,000	20,399,751
			44,899,669
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$47,399,669)			47,399,669
TOTAL INVESTMENTS (Identified cost—$200,792,225)	98.6%		205,642,434

WRITTEN OPTION CONTRACTS	0.0		(67,800)

OTHER ASSETS IN EXCESS OF LIABILITIES(g)	1.4		2,987,514

NET ASSETS	100.0%		$208,562,148

		Number of Contracts
WRITTEN OPTION CONTRACTS 0.0%
S&P 500 Index, Put, USD Strike Price 1,900, expires 6/30/15		30	$(67,800)
TOTAL WRITTEN OPTION CONTRACTS (Premiums recieved—$71,909)			$(67,800)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 26.1% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)         Non-income producing security.

(c)          Rate quoted represents the annualized seven-day yield of the Fund.

(d)         All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

(e)          The rate shown is the effective yield on the date of purchase.

(f)           All or a portion of this security has been segregated and/or pledged as collateral for futures contracts. $5,713,629 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

(g)          Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at March 31, 2015.

Futures contracts outstanding at March 31, 2015 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
80	Aluminum HG LME	$3,558,500	May 18, 2015	$(52,653)
63	Aluminum HG LME	2,818,856	July 13, 2015	(11,423)
58	Brent Crude Oil(b)	3,528,720	November 13, 2015	(94,279)
35	Coffee C	1,744,313	May 18, 2015	(352,886)
16	Copper	1,096,200	December 29, 2015	45,705
23	Copper	1,575,500	May 27, 2015	98,345
26	Corn	520,975	December 14, 2015	(23,017)
185	Corn	3,480,312	May 14, 2015	(179,886)
41	Cotton No. 2	1,293,550	May 6, 2015	21,711
15	Gasoline RBOB	1,115,100	April 30, 2015	(46,731)
48	Gold	5,679,360	June 26, 2015	113,364
19	KC Wheat	531,288	May 14, 2015	(3,545)
6	Light Sweet Crude Oil	329,220	November 20, 2015	1,001
75	Light Sweet Crude Oil	3,570,000	April 21, 2015	(175,671)
25	Live Cattle	1,523,250	June 30, 2015	28,276
30	Natural Gas	929,100	September 28, 2016	(74,509)
70	Natural Gas	1,848,000	April 28, 2015	(117,525)
83	Natural Gas	2,283,330	June 26, 2015	(114,200)
52	Nickel LME	3,858,504	May 18, 2015	(737,501)
27	NY Harbor ULSD	1,936,872	April 30, 2015	(119,113)
19	Palladium	1,397,070	June 26, 2015	(56,450)

54	Platinum	$3,087,180	July 29, 2015	$20,808
26	Silver	2,157,740	May 27, 2015	(35,398)
22	Soybean	1,070,575	May 14, 2015	(9,926)
39	Soybean Meal	1,274,520	May 14, 2015	15,284
74	Soybean Oil	1,349,316	May 14, 2015	(38,222)
170	Sugar 11	2,296,224	June 30, 2015	(158,499)
59	Wheat	1,509,663	May 14, 2015	(42,019)
35	Zinc LME	1,822,187	June 15, 2015	(115,021)
36	Zinc LME	1,870,425	May 18, 2015	(7,928)
	SHORT FUTURES OUTSTANDING
80	Aluminum HG LME	(3,558,500)	May 18, 2015	20,152
24	Brent Crude Oil(b)	(1,369,920)	June 15, 2015	(48,888)
14	Cattle Feeder(b)	(1,518,300)	May 21, 2015	(64,904)
35	Natural Gas	(984,900)	September 28, 2015	50,790
14	Nickle LME	(1,038,828)	May 18, 2015	219,155
53	Soybean	(2,531,413)	November 13, 2015	110,205
3	Zinc LME	(155,869)	May 18, 2015	406
35	Zinc LME	(1,822,187)	June 15, 2015	178,548
				$(1,756,444)

(a) Represents positions held in the Subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2015, there were $985,675 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$4,718,751	$370,249	$4,348,502	$—
Bermuda	500,508	500,508	—	—
Brazil	1,370,317	1,370,317	—	—
Canada	7,184,719	7,184,719	—	—
Hong Kong	4,738,729	1,426,647	3,312,082	—
Ireland	185,983	185,983	—	—
Italy	1,291,001	1,291,001	—	—
Mexico	878,319	878,319	—	—
Spain	2,615,331	490,266	2,125,065	—
United Kingdom	14,259,050	453,320	13,805,730	—
United States	72,027,107	72,027,107	—	—
Other Countries	30,778,972	—	30,778,972	—
Preferred Securities - $25 Par Value:
United States	3,914,856	607,176	3,307,680	—
Other Countries	3,556,012	3,556,012	—	—
Preferred Securities - Capital Securities	3,873,151	—	3,873,151	—
Corporate Bonds	6,112,959	—	6,112,959	—
Purchased Put Options	237,000	237,000	—	—
Short-Term Investments	47,399,669	—	47,399,669	—
Total Investments(a)	$205,642,434	$90,578,624	$115,063,810	$—
Futures Contracts	$923,750	$923,750	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$923,750	$923,750	$—	$—
Futures Contracts	$(2,680,194)	$(2,680,194)	$—	$—
Written Option Contracts	(67,800)	(67,800)	—	—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(2,747,994)	$(2,747,994)	$—	$—

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2015:

Futures contracts	$(1,756,444)

The following summarizes the volume of the Fund’s futures contracts activity during the three months ended March 31, 2015:

Futures Contracts
Average Notional Balance - Long	$70,414,296
Average Notional Balance - Short	(19,463,304)
Ending Notional Balance - Long	61,055,850
Ending Notional Balance - Short	(12,979,917)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein (including, without limitation, exchange for physical transactions, exchange for swap transactions, block trades and other cleared derivative transactions.)

Options: The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to provide exposure to commodities, enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Transactions in written option contracts for the three months ended March 31, 2015, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2014	25	$49,924
Option contracts written	30	71,909
Option contracts expired	(25)	(49,924)
Written option contracts outstanding at March 31, 2015	30	$71,909

Note 3. Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$200,792,225
Gross unrealized appreciation	$11,025,132
Gross unrealized depreciation	(6,174,923)
Net unrealized appreciation	$4,850,209

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015